Note 28 - Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
2021
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(18,911.7)	18,911.7	597.4	(421.1)	(2,113.5)	1,710.2	2,277.4
	Commodities	(3,179.9)	3,179.9	455.3	(41.2)	(126.8)	1,168.1	684.7
	US Dollars	(15,516.2)	15,516.2	136.2	(378.4)	(1,970.7)	541.8	1,792.7
	Euros	(31.8)	31.8	-	(0.8)	(0.1)	0.5	(1.9)
	Mexican Pesos	(183.8)	183.8	5.9	(0.7)	(15.9)	(0.2)	(198.1)

Fixed Assets		(1,111.4)	1,111.4	1.1	(53.3)	(368.8)	105.3	103.2
	US Dollars	(1,111.4)	1,111.4	1.1	(53.3)	(368.8)	105.3	103.2

Expenses		(365.8)	365.8	0.5	(18.1)	(124.5)	36.9	192.9
	US Dollars	(365.8)	365.8	0.5	(18.1)	(124.5)	36.9	192.9

Equity Instrument		-	-	-	-	78.0	-	-
	Stock exchange prices	-	-	-	-	78.0	-	-
As of December 31, 2021		(20,388.9)	20,388.9	599.0	(492.5)	(2,528.8)	1,852.4	2,573.5
	2020
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(15,837.8)	15,588.4	364.5	(287.8)	(1,283.7)	1,599.2	1,489.5
	Commodities	(2,629.1)	2,379.7	343.9	(7.8)	(134.3)	(104.2)	157.4
	US Dollars	(13,087.7)	13,087.7	8.7	(271.8)	(1,157.1)	1,726.0	1,430.0
	Euros	(50.8)	50.8	1.9	(0.3)	(3.3)	9.7	13.8
	Mexican Pesos	(70.2)	70.2	10.0	(7.9)	11.0	(32.3)	(111.7)

Fixed Assets		(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8
	US Dollars	(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8

Expenses		(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7
	US Dollars	(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7

Debts		(233.3)	-	-	-	-	-	-
	US Dollars	(4.9)	-	-	-	-	-	-
	Interest rates	(228.4)	-	-	-	-	-	-

Equity Instrument		(1,740.5)	700.9	142.6	-	(329.3)	-	-
	Stock exchange prices	(1,740.5)	700.9	142.6	-	(329.3)	-	-

Foreign Investments		-	-	-	-	1.0	-	(2.2)
	US Dollars	-	-	-	-	1.0	-	(2.2)
As of December 31, 2020		(19,199.9)	17,677.6	509.3	(329.8)	(1,890.0)	1,768.5	1,770.8

Disclosure of detailed information about hedging instruments [text block]
	2021
	Risk
	Interest rate	Amount
Brazilian Reais	11.6%	83.0
Post fixed interest rate		83.0

Brazilian Reais	7.2%	2,343.3
Working Capital in Argentinean Peso	34.7%	30.5
Other	11.3%	226.0
US Dollars	13.1%	17.5
Canadian Dollars	2.5%	430.8
Pre-fixed interest rate		3,048.1
	2020
	Risk
	Interest rate	Amount
Brazilian Reais	3.9%	852.4
Post fixed interest rate		852.4

Brazilian Reais	5.4%	3,002.4
Argentinean Pesos	23.3%	4.5
Dominican Pesos	9.8%	342.7
Guatemalan Quetzal	8.4%	15.3
Other	8.1%	48.6
Bolivian Pesos	5.2%	178.9
US Dollars	14.0%	4.9
Canadian Dollars	3.5%	342.6
Pre-fixed interest rate		3,939.9

Sensitivity analysis for types of market risk [text block]
Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	414.1	320.9	(380.9)	(1,175.9)
Input purchases		(414.1)	(320.9)	380.9	1,175.9
Foreign exchange hedge	Foreign currency decrease	(237.8)	(439.4)	(4,170.7)	(8,103.7)
Input purchases		237.8	439.4	4,170.7	8,103.7
Cost effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(52.2)	(55.4)	(330.1)	(607.9)
Capex Purchases		52.2	55.4	330.1	607.9
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(17.6)	(18.6)	(109.1)	(200.6)
Expenses		17.6	18.6	109.1	200.6
Expense effects		-	-	-	-
		-	-	-	-

Disclosure of notional and fair value amounts per financial instrument and maturity [text block]
		Notional Value
Exposure	Risk	2022	2023	2024	2025	>2025	Total

Cost		18,813.8	97.9	-	-	-	18,911.7
	Commodities	3,082.0	97.9	-	-	-	3,179.9
	US Dollars	15,516.2	-	-	-	-	15,516.2
	Euros	31.8	-	-	-	-	31.8
	Mexican Pesos	183.8	-	-	-	-	183.8

Fixed assets		1,111.4	-	-	-	-	1,111.4
	US Dollars	1,111.4	-	-	-	-	1,111.4

Expenses		365.8	-	-	-	-	365.8
	US Dollars	365.8	-	-	-	-	365.8
		20,291.0	97.9	-	-	-	20,388.9
		Fair Value
Exposure	Risk	2022	2023	2024	2025	>2025	Total

Costs		174.7	1.6	-	-	-	176.3
	Commodities	412.5	1.6	-	-	-	414.1
	US Dollars	(242.2)	-	-	-	-	(242.2)
	Euros	(0.8)	-	-	-	-	(0.8)
	Mexican Pesos	5.2	-	-	-	-	5.2

Fixed assets		(52.2)	-	-	-	-	(52.2)
	US Dollars	(52.2)	-	-	-	-	(52.2)

Expenses		(17.6)	-	-	-	-	(17.6)
	US Dollars	(17.6)	-	-	-	-	(17.6)
		104.9	1.6	-	-	-	106.5

Disclosure of terms and debt repayments [text block]
	2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	38,976.2	40,186.2	34,690.6	1,279.7	2,248.8	327.2	1,639.9
Secured bank loans	247.0	328.1	88.9	61.7	26.4	50.4	100.7
Unsecured bank loans	84.1	84.1	84.1	-	-	-	-
Other unsecured bank loans	130.1	234.7	46.5	48.2	29.1	20.7	90.2
Lease liabilities	2,639.3	3,070.9	788.5	756.1	550.7	422.4	553.2
	42,076.7	43,904.0	35,698.6	2,145.7	2,855.0	820.7	2,384.0
	2020
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	32,353.3	33,694.3	27,340.5	4,015.3	272.2	424.5	1,641.8
Secured bank loans	2,179.2	2,360.2	2,038.4	82.6	61.7	51.6	125.9
Other unsecured bank loans	247.8	271.3	270.2	1.1	-	-	-
Debentures and Bonds	108.6	124.4	124.4	-	-	-	-
Unsecured other loans	135.6	307.7	52.9	42.1	31.2	19.1	162.4
Lease liabilities	2,121.1	2,715.0	532.7	558.3	398.1	566.2	659.7
	37,145.6	39,472.9	30,359.1	4,699.4	763.2	1,061.4	2,589.8

Disclosure of detailed information about financial instruments [text block]
	2021
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	16,597.2	-	16,597.2
Trade receivables excluding prepaid expenses	7,084.7	-	7,084.7
Investment securities	192.9	1,914.6	2,107.5
Derivatives hedges	-	599.0	599.0
Total	23,874.8	2,513.6	26,388.4

Financial liabilities
Trade payables	25,695.0	-	25,695.0
Put options granted on subsidiaries	-	3,291.4	3,291.4
Derivatives hedges	-	492.5	492.5
Interest-bearing loans and borrowing	3,100.6	-	3,100.6
Other liabilities	2,458.4	-	2,458.4
Total	31,254.0	3,783.9	35,037.9
	2020
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	17,090.3	-	17,090.3
Trade receivables excluding prepaid expenses	6,629.0	-	6,629.0
Investment securities	213.9	1,700.0	1,913.9
Derivative financial instruments	-	142.6	142.6
Derivatives hedges	-	366.7	366.7
Total	23,933.2	2,209.3	26,142.5

Financial liabilities
Trade payables	19,995.0	-	19,995.0
Put options granted on subsidiaries	-	3,493.7	3,493.7
Derivatives hedges	-	329.8	329.8
Interest-bearing loans and borrowing	4,792.3	-	4,792.3
Other liabilities	2,581.0	-	2,581.0
Total	27,368.3	3,823.5	31,191.8

Disclosure of financial instruments fair value hierarchy [text block]
	2021				2020

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit and loss	1,914.6	-	-	1,914.6	1,700.0	-	-	1,700.0
Derivatives assets at fair value through profit and loss	-	-	-	-	-	142.6	-	142.6
Derivatives - operational hedge	159.1	439.9	-	599.0	85.5	281.2	-	366.7
	2,073.7	439.9	-	2,513.6	1,785.5	423.8	-	2,209.3
Financial liabilities
Financial liabilities at fair value through profit and loss	-	-	3,291.3	3,291.3	-	-	3,493.7	3,493.7
Derivatives - operational hedge	193.4	299.1	-	492.5	102.6	227.2	-	329.8
	193.4	299.1	3,291.3	3,783.8	102.6	227.2	3,493.7	3,823.5

Disclosure of fair value measurement of liabilities [text block]
Financial liabilities at December 31, 2020	3,493.7
Acquisition of investments	1.9
Total gains and losses during the period	(204.3)
Losses/(gains) recognized in net income	54.6
Losses/(gains) recognized in equity	(258.9)
Financial liabilities at December 31, 2021	3,291.3